Employee Benefit Plan, Description of Plan (Tables) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
ebp contribution increase annually	100.00%
ORIP
EBP, Description of Plan [Line Items]
EBP, Contribution

Years of Service	Vested Percentage
Less than two	0%
At least two	100%

EBP, Description of Plan	The Plan and Trust
The following description of the Oceaneering Retirement Investment Plan (the "Plan") provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.

The Plan is a defined contribution plan covering all employees who have completed three months of service (except employees who are paid exclusively on payrolls other than United States payrolls and temporary employees as defined in the Plan) with Oceaneering International, Inc. ("Oceaneering") and its subsidiaries.

Oceaneering is the sponsor of the Plan as defined under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Fidelity Management Trust Company ("Fidelity") has served as the trustee of the Plan since January 1, 2019.

The U.S. Benefits Administrative Committee (the “Administrative Committee”) is the Plan administrator and the ERISA named fiduciary of the Plan. The Administrative Committee currently consists of six persons appointed by the Board of Directors of Oceaneering. Audit fee expenses associated with the Plan's financial statements are paid by the Plan. Participant loan fees are paid from the account of the participant requesting the loan and are classified as administrative expenses. Any expense incurred in connection with the purchase and sale of securities for Plan funds are paid by the Plan and netted against investment income. All other expenses of the Plan are paid by the Plan.

Participants have the option of investing their contributions among a money market fund, four common/collective funds and various mutual funds.

Effective August 1, 2025, the Plan discontinued offering the Oceaneering International, Inc. common stock fund (which consists of Oceaneering International, Inc. common stock ("Oceaneering Stock") as an investment option to participants for future contributions or transfers. Participants have the choice to keep their existing balance in the Oceaneering Stock fund or transfer it to another available option within the Plan. If a participant does not actively select a new investment for future contributions, they will automatically be directed to the plan’s Qualified Default Investment Alternative ("QDIA"), which is the Target Date Fund, selected based on the participant's projected retirement age.

Participants may elect to receive, in their Plan accounts, a cash distribution attributable to dividends paid with respect to Oceaneering Stock held in their Plan accounts or to have such dividends reinvested in Oceaneering Stock. In the absence of an election, dividends are reinvested in Oceaneering Stock. Oceaneering's Board of Directors has not declared quarterly dividends since 2017; however, they review Oceaneering's dividend position on a quarterly basis. The payment of future dividends will depend on Oceaneering's results of operations, financial condition, cash requirements, future business prospects, contractual and indenture restrictions and other factors deemed relevant by Oceaneering's Board of Directors.

Participants may contribute, on a pre-tax or Roth after-tax basis, up to 80% of their compensation, as defined in the Plan document, per plan year up to the maximum deferrable amount allowed by the Internal Revenue Code of 1986, as amended (the "Code"). Eligible employees who have not made an election to defer a portion of their compensation, or have not affirmatively elected not to defer any of their compensation, are automatically enrolled in the Plan following three months of employment, and 3% of their compensation is contributed to the Plan. Their Plan accounts are invested in the American Funds Target Date Fund (the “Target Date Fund”) based on the participant's date of birth unless and until the participant directs otherwise. Absent an election to cease deferrals or contribute a different percentage, the participant's contribution level increases by 1% each year thereafter until it reaches 6%.
Oceaneering's employer matched contribution amount is equal to 100% on the first 6% of participants' eligible compensation contributed to the Plan. During the periods presented, Oceaneering's matching contributions have been made in cash and have been deposited directly into the fund options chosen by the participants for the investment of their pre-tax deferrals or Roth after-tax contributions to the Plan or the applicable Target Date Fund.
The Plan provides that each fund's income (loss) shall be allocated daily to the individual participants in the proportion that the individual participant's account balance in such fund bears to the total balance of that fund, after reducing the participant's account by any distributions.

Participants may borrow from their Plan accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balances. Loan maturities may not exceed five years, unless the loan is used to acquire a principal residence. The loan maturities for the purchase of a principal residence may not exceed 10 years. Loans are secured by the balance in the applicable participant's account. All loans bear a commercially reasonable rate of interest, which the employer has determined to be the prime rate as published by Reuters plus 1.0%. Interest rates for loans range between 2.9% and 9.5% as of December 31, 2025. Principal and interest are paid through payroll deductions.

The Plan pays lump-sum benefits or installment payments on retirement, death or termination of employment. In-service withdrawals may be made by a participant who has attained age 59½ or is disabled. The Plan also permits hardship distributions. The Plan permits partial distributions on termination of employment.
The Plan provides that the entire amount of participant contributions and related earnings is fully vested, and that employer contributions and related earnings vest according to the following schedule:

Years of Service	Vested Percentage
Less than two	0%
At least two	100%

Upon termination of employment for any reason prior to age 55, other than due to death or disability, the non-vested portion of a participant's employer contribution account is forfeited on the earlier of (a) the last day of the plan year in which the participant incurs five consecutive 1-Year Breaks in Service (as defined in the Plan) or (b) the date the participant receives a distribution of his or her entire vested account balance. The amount of any forfeiture, including income attributable thereto, will be used to reduce subsequent employer contributions under the Plan. The Plan provides for reinstatement of forfeitures pursuant to a specific formula for participants who are reemployed prior to incurring five consecutive 1-Year Breaks in Service.

Included in net assets available for benefits at December 31, 2025 and 2024, respectively, were forfeitures in the amount of $741,831 and $728,775. For the year ended December 31, 2025 and 2024, forfeitures of $459,950 and $700,000, respectively, were used to reduce employer matching contributions.
	Oceaneering may amend or modify the Plan at any time, except that no amendment or modification may have the effect of transferring to Oceaneering or any participating employer any interest or ownership of the Plan's net assets or of permitting the Plan's net assets to be used for purposes other than the exclusive benefit of the participants. No amendment shall decrease the account of any participant, and no amendment may change the Plan's vesting schedule, unless each participant having not less than two years of service is permitted to elect to have the vested portion of his or her account computed under the Plan without regard to the amendment. On any termination of the Plan, each participant for whom the Plan is terminated would be 100% vested in all accounts and would receive benefits under the Plan based on his or her account balances accumulated to the date of the termination of the Plan, including the full amount of shares of Oceaneering Stock and cash then credited to his or her account. Any administrative costs or expenses incurred incident to the final liquidation of the Plan will be paid by Oceaneering, except that in the case of bankruptcy or insolvency of Oceaneering, such expenses would be paid by the Plan
EPB Participant contribution percentage when no election is made	3.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Summary of Accounting Policy	Accounting Policies
The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The records of the Plan are maintained on a cash basis of accounting and are converted to the accrual basis using information provided by the Plan trustee. Benefit payments are recorded when paid.

Certain amounts in the prior year investment funds have been reclassified to conform with the current year presentation. These reclassifications had no effect on total net assets available for benefits.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes and schedule. Actual results could differ from those estimates.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is reported on the accrual basis. Dividends are accrued on the ex-dividend date.

Certain investments are carried at fair value. Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Accounting Standards Codification (“ASC”) 820, “Fair Value Measurement,” includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities;

Level 2 - Inputs, other than quoted prices in active markets for identical assets and liabilities, that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

•quoted prices for similar assets and liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in markets that are not active;
•observable inputs other than quoted prices that are used in the valuation of the asset or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals);
•inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

Level 3 - Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management's own determinations about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Plan has no assets measured by Level 2 or Level 3 of the fair value hierarchy.

EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	600.00%
EBP Employer Contribution Vesting Percentage After Requisite Service Period	100.00%
EBP Employer Contribution Vesting Percentage Before Requisite Service Period	0.00%
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 459,950	$ 700,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	80.00%
EBP, Plan Termination	On any termination of the Plan, each participant for whom the Plan is terminated would be 100% vested in all accounts and would receive benefits under the Plan based on his or her account balances accumulated to the date of the termination of the Plan, including the full amount of shares of Oceaneering Stock and cash then credited to his or her account. Any administrative costs or expenses incurred incident to the final liquidation of the Plan will be paid by Oceaneering, except that in the case of bankruptcy or insolvency of Oceaneering, such expenses would be paid by the Plan
EBP, Forfeited Nonvested Account	$ 741,831	$ 728,775